Revolving Loans and Other Long-Term Debt Instruments - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended						12 Months Ended		6 Months Ended	12 Months Ended						1 Months Ended						1 Months Ended			12 Months Ended
	Nov. 14, 2013	Nov. 30, 2013	Jun. 28, 2013	Feb. 28, 2013	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Consolidated Subsidiaries	Dec. 31, 2012 Consolidated Subsidiaries	Dec. 31, 2013 Unconsolidated Subsidiaries	Dec. 31, 2012 Unconsolidated Subsidiaries	Dec. 31, 2013 Amortization of Debt Issuance Costs	Dec. 31, 2013 Interest Expense	Jun. 27, 2014 Revolving Credit Facility	Dec. 31, 2013 Revolving Credit Facility	Jun. 28, 2013 Revolving Credit Facility	Jun. 27, 2014 Term Loan	Dec. 31, 2013 Term Loan	Jun. 27, 2014 Letter of Credit	Feb. 28, 2013 Senior Secured Credit Facilities	Feb. 28, 2013 Senior Secured Credit Facilities Senior Secured Term Loan	Feb. 28, 2013 Senior Secured Credit Facilities Revolving Credit Facility	Feb. 28, 2013 Senior Secured Credit Facilities Revolving Credit Facility London Interbank Offered Rate (LIBOR)	Feb. 28, 2013 Senior Secured Credit Facilities Revolving Credit Facility Base Rate	Feb. 28, 2013 Senior Secured Credit Facilities Revolving Credit Facility Letter of Credit	Feb. 28, 2013 Senior Secured Credit Facilities Revolving Credit Facility Swingline sub-facility	Feb. 28, 2013 Senior Secured Credit Facilities Term Loan	Feb. 28, 2013 Senior Secured Credit Facilities Term Loan London Interbank Offered Rate (LIBOR)	Feb. 28, 2013 Senior Secured Credit Facilities Term Loan Base Rate	Dec. 31, 2012 Term Loan	Dec. 31, 2012 Revolving Credit Facility	Jun. 27, 2014 Foreign Debt	Dec. 31, 2013 Foreign Debt	Dec. 31, 2012 Foreign Debt	Jun. 27, 2014 Foreign Debt Minimum	Dec. 31, 2013 Foreign Debt Minimum	Dec. 31, 2012 Foreign Debt Minimum	Jun. 27, 2014 Foreign Debt Maximum	Dec. 31, 2013 Foreign Debt Maximum	Dec. 31, 2012 Foreign Debt Maximum	Jun. 27, 2014 Foreign Debt GERMANY	Dec. 31, 2013 Foreign Debt GERMANY	Dec. 31, 2012 Foreign Debt GERMANY	Jun. 27, 2014 Foreign Debt MEXICO	Dec. 31, 2013 Foreign Debt MEXICO	Dec. 31, 2012 Foreign Debt MEXICO
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity														$ 35,000,000						$ 260,000,000	$ 225,000,000	$ 35,000,000
Debt instrument term																					6 years	5 years
Repayment of debt				178,500,000
Redeemable preferred stock, shares redeemed			4,535.6	17,757.7		35,000
Redeemable preferred stock, total redemption amount			6,000,000	24,800,000	6,000,000	48,400,000
Common stock cash dividend				25,000,000
Credit facility, additional borrowing capacity	10,000,000	10,000,000
Loss on extinguishment					(5,400,000)	(5,400,000)
Loss on extinguishment related to lender fees					4,000,000	4,000,000
Write off of unamortized deferred financing costs					1,423,000	1,423,000
Interest expense					200,000	200,000
Debt issuance cost capitalized			2,600,000		2,600,000	2,600,000									1,100,000	1,100,000
Credit facility interest rate at period end														6.00%			6.00%	5.00%
Available amount for additional borrowings														19,900,000	31,400,000							90,000,000
Credit facility outstanding														11,000,000	0			229,400,000	4,100,000						12,500,000	10,000,000	217,600,000			178,500,000	35,000,000
Percentage of on outstanding letter of credit														3.75%	3.75%							3.75%
Unused capacity fee percentage														0.50%								0.50%
Long term debt						5,700,000	8,900,000							11,000,000																		9,074,000	11,304,000	19,521,000	100,000	100,000	100,000	2,500,000	3,000,000	3,400,000	5,700,000	6,800,000	10,900,000	1,200,000	2,700,000	4,200,000
Term loan quarterly installment payment																											600,000
Credit facility, maturity date																											Feb. 28, 2019
Credit facility, interest rate margin																							3.75%	2.75%				3.75%	2.75%
Letters of credit outstanding															3,600,000
Debt issuance cost						600,000						300,000	300,000
Credit facility interest rate, minimum																														7.75%
Credit facility interest rate, maximum																														8.25%
Restricted net assets								$ 39,800,000	$ 34,300,000	$ 8,200,000	$ 7,500,000